Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment consist of the following:

(in thousands)	Land and buildings EUR	Machinery and equipment EUR	Leasehold improvements EUR	Furniture, fixtures and other equipment EUR	Total EUR
Cost
Balance at January 1, 2014	1,035,100	803,885	225,652	368,481	2,433,118
Additions	222,670	191,705	6,137	31,750	452,262
Disposals	(1,557)	(222,836)	(1,208)	(100,485)	(326,086)
Effect of changes in exchange rates	13,275	26,955	1,229	3,344	44,803
Balance at December 31, 2014	1,269,488	799,709	231,810	303,090	2,604,097
Additions	154,505	246,332	12,438	46,352	459,627
Disposals	(1,346)	(117,250)	(451)	(3,920)	(122,967)
Effect of changes in exchange rates	27,438	35,153	1,748	2,962	67,301
Balance at December 31, 2015	1,450,085	963,944	245,545	348,484	3,008,058

Accumulated depreciation and impairment
Balance at January 1, 2014	237,561	489,963	171,857	315,897	1,215,278
Depreciation	52,242	112,090	20,936	24,236	209,504
Impairment charges	7,403	2,983	—	142	10,528
Disposals	(90)	(190,154)	(1,204)	(100,450)	(291,898)
Effect of changes in exchange rates	(1,017)	11,950	654	1,575	13,162
Balance at December 31, 2014	296,099	426,832	192,243	241,400	1,156,574
Depreciation	75,918	123,269	16,078	27,784	243,049
Impairment charges	—	2,287	—	—	2,287
Disposals	(115)	(44,189)	(439)	(3,902)	(48,645)
Effect of changes in exchange rates	10,459	21,202	605	1,849	34,115
Balance at December 31, 2015	382,361	529,401	208,487	267,131	1,387,380

Carrying amount
December 31, 2014	973,389	372,877	39,567	61,690	1,447,523
December 31, 2015	1,067,724	434,543	37,058	81,353	1,620,678